Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Accounts Receivables and Unbilled Revenue (Details) - USD ($)
$ in Thousands
	Jun. 30, 2024	Dec. 31, 2023
Contract Assets [Abstract]
Billed services (accounts receivable)	$ 1,604,945	$ 1,821,855
Allowance for credit losses	(35,303)	(31,533)
Accounts receivable (net)	1,569,642	1,790,322
Unbilled services (unbilled revenue)	1,230,948	951,936
Accounts receivable and unbilled revenue, net	$ 2,800,590	$ 2,742,258